As filed with the Securities and Exchange Commission on August 1, 2005

Registration No. 333-80825

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-6

SEC File No 811-09389

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 18	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 32	☒

PACIFIC SELECT EXEC SEPARATE ACCOUNT OF
PACIFIC LIFE & ANNUITY COMPANY

(Exact Name of Registrant)

PACIFIC LIFE & ANNUITY COMPANY

(Name of Depositor)

700 Newport Center Drive
P.O. Box 9000
Newport Beach, California 92660
(Address of Depositor’s Principal Executive Office)

(949) 219-3743
(Depositor’s Telephone Number, including Area Code)

Diane N. Ledger
Vice President
Pacific Life Insurance Company
700 Newport Center Drive
P.O. Box 9000
Newport Beach, California 92660
(Name and Address of Agent for Service of Process)

Copies to:

Jeffrey S. Puretz, Esq.
Dechert
1775 Eye Street, N.W.
Washington, D.C. 20006-2401

It is proposed that this filing will become effective:

☐ immediately upon filing pursuant to paragraph (b) of Rule 485

☒ on August 1, 2005 pursuant to paragraph (b) of Rule 485

☐ 60 days after filing pursuant to paragraph (a)(1) of Rule 485

☐ on __________________, pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

☐ This post-effective amendment designates a new date for a previously filed post-effective amendment.

Title of securities being registered: interests in the Separate Account under Pacific Select Exec II-NY Flexible Premium Variable Life Insurance Policies.

Filing fee: None

Supplement to Prospectus Dated May 1, 2005 for
Pacific Select Exec II-NY, Pacific Select Exec III-NY and Pacific Select Performer 500-NY
Flexible Premium Variable Life Insurance Policies, and
Pacific Select Estate Preserver-NY Last Survivor Flexible Premium Life Insurance Policy (each a “policy”)
Issued by Pacific Life & Annuity Company

You’ll find an explanation of what terms mean in your policy prospectus or in the prospectuses for the funds underlying the available investment options. Effective August 8, 2005, there are several funds (each a fund, and collectively the funds) providing underlying portfolios for the variable investment options offered under the policy. A current prospectus for the new variable investment option(s) offered by each fund accompanies this supplement. Changes described in this supplement are effective August 8, 2005.

Nine new variable investment options are available
Nine new variable investment options are available under your policy:

Fidelity® Variable Insurance Products Funds:
  Fidelity VIP Contrafund® Class 2
  Fidelity VIP Growth Class 2
  Fidelity VIP Mid Cap Class 2
  Fidelity VIP Value Strategies Class 2

FAM Variable Series Funds, Inc.:
  Mercury Basic Value V.I. Fund Class III
  Mercury Global Allocation V.I. Fund Class III

T. Rowe Price Equity Series, Inc.:
  T. Rowe Price Blue Chip Growth Portfolio – II
  T. Rowe Price Equity Income Portfolio – II

Van Eck Worldwide Insurance Trust:
Van Eck Worldwide Hard Assets Fund

Benefits and risks of the Policy is amended
The following changes are made:

Benefits of your policy: Investment options is replaced with:

You can choose from a selection of variable investment options, each of which invests in a corresponding portfolio of the Pacific Select Fund, the Fidelity Variable Insurance Products Funds, the FAM Variable Series Funds, Inc., the T. Rowe Price Equity Series, Inc. or the Van Eck Worldwide Insurance Trust. The policy also offers two fixed investment options, both of which provide a guaranteed minimum rate of interest.

You can transfer among the investment options during the life of your policy without paying any current income tax. There is currently no charge for transfers.

Supplement dated August 1, 2005

Risks of your policy: Investment performance is replaced with:

Each variable investment option invests in a corresponding portfolio of the Pacific Select Fund, the Fidelity Variable Insurance Products Funds, the FAM Variable Series Funds, Inc., the T. Rowe Price Equity Series, Inc. or the Van Eck Worldwide Insurance Trust. The value of each portfolio fluctuates with the value of the investments it holds. Returns are not guaranteed. You bear the investment risk of any variable investment option you choose.

See each fund’s prospectus for more information on the underlying portfolios and their individual risks.

The policy basics is changed
The flow chart under Understanding policy expenses and cash flow (including fees and charges of fund portfolios) is replaced with the chart appearing on page 6 of this supplement.

The following is added to the last bullet point under Statements and reports we’ll send you:

We’ll also send you financial statements that we receive from the other funds.

Your investment options is changed	The following is added to Variable investment options:

Fidelity Management & Research Company is the manager of the Fidelity Variable Insurance Products Funds (Fidelity VIP Funds). They retain other portfolio managers to manage the portfolios of the Fidelity VIP Funds available under your policy.

Merrill Lynch Investment Managers, L.P. DBA Mercury Advisors is the investment adviser of the FAM Variable Series Funds, Inc. and has retained a sub-advisor for the portfolios available under your policy.

T. Rowe Price Associates, Inc. is the investment manager of the T. Rowe Price Equity Series, Inc. and manages the portfolios available under your policy directly.

Van Eck Associates Corporation is the investment adviser of the Van Eck Worldwide Insurance Trust and manages the portfolio available under your policy directly.

PL&A is not responsible for the operation of the Fidelity VIP Funds, the FAM Variable Series Funds, Inc., the T. Rowe Price Equity Series, Inc. or the Van Eck Worldwide Insurance Trust or any of their portfolios. We also are not responsible for ensuring that the Fidelity VIP Funds, the FAM Variable Series Funds, Inc., the T. Rowe Price Equity Series, Inc. or the Van Eck Worldwide Insurance Trust and their portfolios comply with any laws that apply.

The following is added to the chart under Variable investment options:

FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS PORTFOLIOS	INVESTMENT GOAL	THE PORTFOLIO’S MAIN INVESTMENTS	PORTFOLIO MANAGER
Fidelity VIP Contrafund Class 2	Long-term capital appreciation.	Equity securities of companies whose value is believed not fully recognized by the public.	FMR Co., Inc.

Fidelity VIP Growth Class 2	Capital appreciation.	Equity securities of companies believed to have above-average growth potential.	FMR Co., Inc.
Fidelity VIP Mid Cap Class 2	Long-term growth of capital.	Equity securities primarily of companies with medium market capitalization.	FMR Co., Inc.

Fidelity VIP Value Strategies Class 2	Capital appreciation.	Equity securities of companies believed to be undervalued in the marketplace.	FMR Co., Inc.

2

FAM VARIABLE SERIES FUNDS, INC.	INVESTMENT GOAL	THE PORTFOLIO’S MAIN INVESTMENTS	PORTFOLIO MANAGER
Mercury Basic Value V.I. Fund Class III	Capital appreciation. (Income is of secondary importance.)	Equity securities believed to be undervalued.	Merrill Lynch Investment Managers, L.P. DBA Mercury Advisors
Mercury Global Allocation V.I. Fund Class III	High total investment return.	A mix of U.S. and foreign equity, debt and money market securities	Merrill Lynch Investment Managers, L.P. DBA Mercury Advisors

T. ROWE PRICE EQUITY SERIES, INC.	INVESTMENT GOAL	THE PORTFOLIO’S MAIN INVESTMENTS	PORTFOLIO MANAGER
T. Rowe Price Blue Chip Growth Portfolio – II	Long-term capital growth. (Income is a secondary objective.)	Equity securities of large and medium-sized “blue chip” growth companies.	T. Rowe Price Associates, Inc.
T. Rowe Price Equity Income Portfolio – II	Current income and long-term capital growth.	Equity securities with a focus on well- established companies paying above- average dividends.	T. Rowe Price Associates, Inc.

VAN ECK WORLDWIDE INSURANCE TRUST	INVESTMENT GOAL	THE PORTFOLIO’S MAIN INVESTMENTS	PORTFOLIO MANAGER
Van Eck Worldwide Hard Assets Fund	Long-term capital appreciation. (Income is of secondary importance.)	A mix of U.S. and foreign hard asset [1] securities	Van Eck Associates Corporation

[1]	Hard asset securities are stocks, bonds and other securities of companies that derive at least 50% of gross revenue or profit from exploration, development, production, distribution or facilitation of processes relating to: a) precious metals, b) natural resources, c) real estate and d) commodities. In addition, hard asset securities include any derivative securities with present value based upon hard asset securities and/or hard asset commodities.

The following replaces Fees and expenses paid by the Pacific Select Fund:

You’ll find more about fund fees and expenses in Fee tables and in each fund’s prospectus.	Fees and expenses paid by the funds

Each fund pays advisory fees and other expenses. These are deducted from the assets of the fund’s portfolios and may vary from year to year. They are not fixed and are not part of the terms of your policy. If you choose a variable investment option, these fees and expenses affect you indirectly because they reduce portfolio returns. Each fund is governed by its own Board of Trustees or Board of Directors.

The SEC recently approved a rule change which will require the Board of Trustees/Directors of mutual funds to determine whether a redemption fee (not to exceed 2%) or other trading (transfer) restrictions should be imposed. A redemption fee is a fee that would be charged by and paid to the fund (not to PL&A). In the event the Board of Trustees/Directors of any underlying funds imposes such fees or limitations, we will pass them on to you.

The following information is added to Transferring among investment options and market-timing restrictions:

You can allocate premium payments and transfer accumulated value to these variable investment options, as well as to the other investment options described in your policy prospectus, subject to any allocation and transfer limitations described in that prospectus. Additionally, only 2 transfers in any calendar month may involve either the Mercury Global Allocation V.I. Fund Class III or Van Eck Worldwide Hard Assets Fund.

3

Your investment options: Transferring among investment options and market-timing is revised
Transfers of accumulated value from the loan account into your investment options following a loan payment is excluded from the transfer limitations described in the prospectus.

Effective October 1, 2005, in addition to the transfer limitations outlined in the prospectus, transfers to or from a variable investment option cannot be made before the seventh calendar day following the last transfer to or from the same variable investment option, as long as that day is a business day. The day of the last transfer is not considered a calendar day for purposes of meeting this requirement. For example, if you make a transfer into the Diversified Research variable investment option on Monday, you may not make any transfers to or from that variable investment option before the following Monday. The Money Market investment option is excluded from this limitation.

Withdrawals, surrenders and loans: Taking out a loan is revised
Paying off your loan is revised:

You can pay off all or part of the loan any time while your policy is in force. Unless you tell us otherwise, we’ll generally transfer any loan payments you make proportionately to your investment options according to your most recent allocation instructions. We may, however, first transfer any loan payments you make to the fixed options, up to the amount originally transferred from the fixed options to the loan account. We’ll then transfer any excess amount to your variable investment options according to your most recent allocation instructions.

You can make monthly loan payments using our electronic funds transfer plan. Here’s how it works:

• You authorize us to withdraw a specified amount from your checking account each month by completing an electronic funds transfer form. Please contact us or your registered representative for a copy of this form.
• You can choose any day between the 4th and 28th of the month for us to make the withdrawal.
• Loan payments made by the electronic funds transfer plan must be at least $50.

About PL&A is changed
The following replaces the first paragraph of Voting rights:

We are the legal owner of the shares of the funds that are held by the variable accounts. The voting rights we describe in the Voting rights section of your policy’s prospectus and how we’ll exercise them apply to all of the funds.

The following section is added:

Service arrangements
We or our affiliates have entered into services agreements in connection with some of the funds and their investment advisers, subadvisers, distributors and/or their affiliates, and may receive compensation for providing certain services including, but not limited to, customer and support services. Unless otherwise noted, fees for these services are paid monthly and are based on the average daily net assets of shares of each fund held by the separate accounts and purchased by us at the policy owner’s instructions. Because PL&A or its affiliates receive the fees described below, PL&A or its affiliates may be subject to competing interests in making these funds available as investment options under the contracts.

4

Fidelity Distributors Corporation (FDC), principal underwriter of shares of Fidelity VIP Funds, pays us at the annual rate of 0.25% of the average aggregate net assets of Class 2 shares of Fidelity VIP Funds held by our separate accounts. In addition, FDC pays us, on a quarterly basis, at the annual rate of 0.10% of the average aggregate net assets of Class 2 shares of Fidelity VIP Funds held by our separate accounts where the aggregate dollar value of the shares is equal to or less than $350,000,000 during the quarter, plus the annual rate of 0.15% of the average aggregate net assets in excess of $350,000,000 during the quarter. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), transfer agent for Fidelity VIP Funds, pays us, on a quarterly basis, at the annual rate of 0.05% of the average aggregate net assets of Class 2 shares of Fidelity VIP Funds held by our separate accounts. Fees paid to us by FIIOC will not exceed $1,000,000 for any calendar quarter. FAM Distributors, Inc., principal underwriter of shares of FAM Variable Series Funds, pays us, on a quarterly basis, at the annual rate of 0.25% of the average daily net assets of Class III shares of FAM Variable Series Funds held by our separate accounts. Van Eck Securities Corporation, distributor for Van Eck Worldwide Insurance Trust pays us an annual rate of 0.35% of the average daily net assets of Van Eck Worldwide Insurance Trust held by our separate accounts. T. Rowe Price Associates, Inc., the investment adviser for T. Rowe Price Equity Series Inc., pays us each month at the annual rate 0.15% of the average aggregate net assets of Class II shares of T. Rowe Price Equity Series, Inc. held by our separate accounts where the aggregate dollar value of the shares exceeds $25,000,000 at all times during that month, and increases to 0.25% of the average aggregate net assets where the aggregate dollar value of the shares exceeds $250,000,000 at all times during that month. In addition, we have entered into a distribution agreement with T. Rowe Price Investment Services, Inc., distributor for T. Rowe Price Equity Series Inc. Under this distribution agreement, T. Rowe Price Investment Services, Inc. pays us on a monthly basis for certain distribution services of T. Rowe Price Equity Series, Inc. Class II shares offered to our policy owners, including, but not limited to, (i) distribution of reports, prospectuses and SAIs to clients other than existing policy owners, (ii) preparation and distribution of sales literature and advertising materials, (iii) continuing education and training of registered representatives, (iv) distribution support services, and (v) other distribution services as mutually agreed upon from time to time. The fee is an annual rate of 0.25% of the average aggregate net asset value of the T. Rowe Price Equity Series, Inc. Class II shares held by our separate accounts.

5

POLICY BASICS

Understanding policy expenses and cash flow (including fees and charges of fund portfolios)

The chart to the right illustrates how cash normally flows through a policy.

Under a flexible premium life insurance policy, you have the flexibility to choose the amount and frequency of your premium payments. You must, however, pay enough premiums to cover the ongoing cost of policy benefits.

Investment earnings will increase your policy’s accumulated value, while investment losses will decrease it. The premium payments you’ll be required to make to keep your policy in force will be influenced by the investment results of the investment options you choose.

The dark shaded boxes show the fees and expenses you pay directly or indirectly under your policy.

In some states we’ll hold your net premium payments in the Money Market investment option until the free look transfer date. Please turn to Your right to cancel for details.

6

PACIFIC SELECT EXEC SEPARATE ACCOUNT

PART C. OTHER INFORMATION

Item 27. Exhibits

(1)	(a)	Minutes of Action of Board of Directors of PM Group Life Insurance Company (PL&A) dated July 1, 1998[1]

	(b)	Memorandum Establishing Separate Account[1]

(2)	Inapplicable

(3)	(a)	Form of Distribution Agreement Between PL&A and Pacific Mutual Distributors, Inc.[3]

	(b)	Form of Selling Agreement Between Pacific Mutual Distributors, Inc. and Various Broker-Dealers[3]

(4)	(a)	Flexible Premium Variable Life Insurance Policy[3]

	(b)	Annual Renewable Term Rider (Form R98-ART NY)[3]

	(c)	Accelerated Living Benefit Rider (Form R92-ABR NY)[1]

	(d)	Spouse Term Rider (Form R98-SPT NY)[3]

	(e)	Children’s Term Rider (Form R84-CT NY)[3]

	(f)	Waiver of Charges (Form R98-WC NY)[3]

	(g)	Accidental Death Benefit (Form R84-AD NY)[3]

	(h)	Guaranteed Insurability Rider (Form R93-GI NY)[3]

	(i)	Disability Benefit Rider (Form R84-DB NY)[3]

(5)	Application for Flexible Premium Variable Life Insurance Policy & General Questionnaire[4]

(6)	(a)	Bylaws of PL&A1

	(b)	Articles of Incorporation of PM Group Life Insurance Company[1]

	(c)	Amended & Restated Articles of Incorporation for PM Group Life Insurance Company[1]

(7)	Form of Reinsurance Contract[7]

(8)	(a)	Form of Participation Agreement between PL&A and Pacific Select Fund[3]

	(b)	Administrative Agreement Between PL&A and Pacific Life Insurance Company (Pacific Life)[2]

	(c)	Addendum to Participation Agreement between Pacific Life & Annuity Company and Pacific Select Fund 8/14/00[5]

	(d)	Addendum to Participation Agreement between Pacific Life & Annuity Company and Pacific Select Fund 12/22/00[5]

	(e)	Addendum to Participation Agreement between Pacific Life & Annuity Company and Pacific Select Fund 1/1/02[6]

	(f)	M Fund Inc. Participation Agreement with Pacific Life Insurance Company and Pacific Life & Annuity Company[8]

	(g)	Participation Agreement between PL&A, PSD, American Funds Insurance Series, American Funds Distributors and Capital Research And Management Company[9]

	(h)	Addendum to Participation Agreement with Merrill Lynch Variable Series Funds, Inc. and FAM Distributors, Inc.

	(i)	Participation Agreement with Variable Insurance Products Fund, Variable Insurance Products Fund II, Variable Insurance Products Fund III and Fidelity Distributors Corporation

	(j)	Participation Agreement with Merrill Lynch Variable Series Fund, Inc. and FAM Distributors, Inc.

	(k)	Participation Agreement with T. Rowe Price Equity Series, Inc. and T. Rowe Price Investment Services, Inc.

	(l)	Participation Agreement with Van Eck Worldwide Insurance Trust, Van Eck Securities Corporation and Van Eck Corporation

(9)	Inapplicable

(10)	Inapplicable

(11)	Form of Opinion and consent of legal officer of PL&A as to legality of Policies being registered[1]

(12)	Inapplicable

(13)	Inapplicable

(14)	(a)	Consent of Independent Registered Public Accounting Firm[10]

	(b)	Consent of Dechert[10]

(15)	Inapplicable

(16)	Inapplicable

(17)	Memorandum Describing Issuance, Transfer and Redemption Procedures[1]

(18)	Powers of Attorney[6]

[1]	Filed as part of Registration Statement on Form S-6 via EDGAR on June 16, 1999, File No. 333-80825, Accession Number 0001017062-99-001158.

[2]	Filed as part of Pre-Effective Amendment No. 1 to the Registration Statement on Form S-6 via EDGAR on September 22, 1999, File No. 333-80825, Accession Number 0001017062-99-001625.

[3]	Filed as part of Post-Effective Amendment No. 1 to the Registration Statement on Form S-6 via EDGAR on April 27, 2000, File No. 333-80825, Accession Number 0001017062-00-000997.

[4]	Filed as part of Post-Effective Amendment No. 5 to the Registration Statement on Form S-6 via EDGAR on February 28, 2001, File No. 333-80825, Accession Number 0001017062-01-000444.

[5]	Filed as part of Post-Effective Amendment No. 6 to the Registration Statement on Form S-6 via EDGAR on May 1, 2001, File No. 333-80825, Accession Number 0001017062-01-500161.

[6]	Filed as part of Post-Effective Amendment No. 8 to the Registration Statement on Form S-6 via EDGAR on April 22, 2002, File No. 333-80825, Accession Number 0001017062-02-000726.

[7]	Filed as part of Post-Effective Amendment No. 9 to the Registration Statement on Form N-6 via EDGAR on February 21, 2003, File No. 333-80825, Accession No. 0001017062-03-000294.

[8]	Filed as part of Post-Effective Amendment No. 14 to the Registration Statement on Form N-6 filed via EDGAR on January 26, 2004, File No. 333-80825, Accession No. 0001193125-04-008927.

[9]	Filed as Exhibit 8(f) of Post-Effective Amendment No. 13 to the Registration Statement on Form N-4 via EDGAR on April 18, 2005, File No. 333-71081, Accession No. 0000892569-05-000248.

[10]	Filed as part of Post-Effective Amendment No. 17 to the Registration Statement on Form N-6 via EDGAR on April 27, 2005, File No. 333-80825, Accession No. 0000892569-05-000302.

Item 28. Directors and Officers of Pacific Life & Annuity Company

Name and Address	Positions and Offices with Pacific Life

Thomas C. Sutton	Director, Chairman of the Board, and Chief Executive Officer
Glenn S. Schafer	Director and Vice Chairman
Khanh T. Tran	Director, Executive Vice President and Chief Financial Officer
David R. Carmichael	Director, Senior Vice President and General Counsel
Audrey L. Milfs	Director, Vice President and Corporate Secretary
Brian D. Klemens	Vice President and Treasurer
Edward R. Byrd	Vice President, Controller and Chief Accounting Officer
James T. Morris	Executive Vice President and Chief Insurance Officer

The address for each of the persons listed above is as follows:

700 Newport Center Drive
Newport Beach, California 92660

Item 29. Persons Controlled by or Under Common Control with Pacific Life & Annuity Company or Pacific Select Exec Separate Account.

The following is an explanation of the organization chart of Pacific Life & Annuity Company’s subsidiaries:

PACIFIC LIFE & ANNUITY COMPANY, SUBSIDIARIES & AFFILIATED ENTERPRISES
LEGAL STRUCTURE

Pacific Life & Annuity Company is an Arizona Stock Life Insurance Company wholly-owned by Pacific Life Insurance Company (a California Stock Life Insurance Company) which is wholly-owned by Pacific LifeCorp (a Delaware StockHolding Company) which is, in turn, 98% owned by Pacific Mutual Holding Company (a California Mutual Holding Company).

Item 30. Indemnification

(a)	The Distribution Agreement between Pacific Life & Annuity Company and Pacific Select Distributors, Inc. (PSD) provides substantially as follows:

Pacific Life & Annuity Company hereby agrees to indemnify and hold harmless PSD and its officers and directors, and employees for any expenses (including legal expenses), losses, claims, damages, or liabilities incurred by reason of any untrue or alleged untrue statement or representation of a material fact or any omission or alleged omission to state a material fact required to be stated to make other statements not misleading, if made in reliance on any prospectus, registration statement, post-effective amendment thereof, or sales materials supplied or approved by Pacific Life & Annuity Company or the Separate Account. Pacific Life & Annuity Company shall reimburse each such person for any legal or other expenses reasonably incurred in connection with investigating or defending any such loss, liability, damage, or claim. However, in no case shall Pacific Life & Annuity Company be required to indemnify for any expenses, losses, claims, damages, or liabilities which have resulted from the willful misfeasance, bad faith, negligence, misconduct, or wrongful act of PSD.

PSD hereby agrees to indemnify and hold harmless Pacific Life & Annuity Company, its officers, directors, and employees, and the Separate Account for any expenses, losses, claims, damages, or liabilities arising out of or based upon any of the following in connection with the offer or sale of the contracts: (1) except for such statements made in reliance on any prospectus, registration statement or sales material supplied or approved by Pacific Life or the Separate Account, any untrue or alleged untrue statement or representation is made; (2) any failure to deliver a currently effective prospectus; (3) the use of any unauthorized sales literature by any officer, employee or agent of PSD or Broker; (4) any willful misfeasance, bad faith, negligence, misconduct or wrongful act. PSD shall reimburse each such person for any legal or other expenses reasonably incurred in connection with investigating or defending any such loss, liability, damage, or claim.

(b)	The Form of Selling Agreement between Pacific Life & Annuity Company, Pacific Select Distributors, Inc. (PSD) and Various Broker-Dealers provides substantially as follows:

Pacific Life & Annuity Company and PSD agree to indemnify and hold harmless Selling Broker-Dealer and General Agent, their officers, directors, agents and employees, against any and all losses, claims, damages or liabilities to which they may become subject under the 1933 Act, the 1934 Act, or other federal or state statutory law or regulation, at common law or otherwise, insofar as such losses, claims, damages or liabilities (or actions in respect thereof) arise out of or are based upon any untrue statement or alleged untrue statement of a material fact or any omission or alleged omission to state a material fact required to be stated or necessary to make the statements made not misleading in the registration statement for the Contracts or for the shares of Pacific Select Fund (the “Fund”) filed pursuant to the 1933 Act, or any prospectus included as a part thereof, as from time to time amended and supplemented, or in any advertisement or sales literature approved in writing by Pacific Life & Annuity Company and PSD pursuant to Section IV.E. Of this Agreement.

Selling Broker-Dealer and General Agent agree to indemnify and hold harmless Pacific Life & Annuity Company, the Fund and PSD, their officers, directors, agents and employees, against any and all losses, claims, damages or liabilities to which they may become subject under the 1933 Act, the 1934 Act or other federal or state statutory law or regulation, at common law or otherwise, insofar as such losses, claims, damages or liabilities (or actions in respect thereof) arise out of or are based upon: (a) any oral or written misrepresentation by Selling Broker- Dealer or General Agent or their officers, directors, employees or agents unless such misrepresentation is contained in the registration statement for the Contracts or Fund shares, any prospectus included as a part thereof, as from time to time amended and supplemented, or any advertisement or sales literature approved in writing by Pacific Life & Annuity Company and PSD pursuant to Section IV.E. of this Agreement, (b) the failure of Selling Broker-Dealer or General Agent or their officers, directors, employees or agents to comply with any applicable provisions of this Agreement or (c) claims by Sub-agents or employees of General Agent or Selling Broker-Dealer for payments of compensation or remuneration of any type. Selling Broker-Dealer and General Agent will reimburse Pacific Life & Annuity Company or PSD or any director, officer, agent or employee of either entity for any legal or other expenses reasonably incurred by Pacific Life & Annuity Company, PSD, or such officer, director, agent or employee in connection with investigating or defending any such loss, claims, damages, liability or action. This indemnity agreement will be in addition to any liability which Broker-Dealer may otherwise have.

Item 31. Principal Underwriters

PSD (formerly Pacific Mutual Distributors, Inc.) also acts as principal underwriter for Pacific Select Separate Account, Pacific Select Variable Annuity Separate Account, Pacific Corinthian Variable Separate Account, Separate Account A, Separate Account B and Pacific Select Fund.

Name	Positions and Offices with Underwriter

Peter S. Deering	Director & SVP, Strategic Growth
John L. Dixon	Director & President
Adrian S. Griggs	Director, VP & Chief Financial Officer
Gerald W. Robinson	Director, Chairman & Chief Executive Officer
Michael A. Bell	SVP
Dewey Bushaw	SVP
Robert C. Hsu	SVP & Chief Information Officer
Edward R. Byrd	VP
Martha A. Gates	VP
Thomas Gibbons	VP, Tax
Michael S. Graham	VP
M. Kathleen Hunter	VP
Brian D. Klemens	VP & Treasurer
Audrey L. Milfs	VP & Secretary
Alyce F. Peterson	VP
Gail L. Cobin	AVP
S. Kendrick Dunn	AVP, Compliance
Jane M. Guon	Assistant Secretary
Gail H. McIntosh	Assistant Secretary
Julia C. McKinney	Assistant Secretary
Michael T. McLaughlin	Assistant Secretary
Cheryl L. Tobin	Assistant Secretary
Stephen J. Toretto	Assistant Secretary

The principal business address of each of the above individuals is c/o Pacific Life Insurance Company, 700 Newport Center Drive, Newport Beach, California 92660.

Compensation from the Registrant.

(3)
Compensation on
(1)	(2)	Events Occasioning	(4)	(5)
Name of	Net Underwriting	the Deduction of a	Brokerage	Other
Principal Underwriter	Discounts and Commissions	Deferred Sales Load	Commissions	Compensation

PSD	N/A	N/A	N/A	N/A

Item 32. Location of Accounts and Records

The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the rules under that section will be maintained by Pacific Life at 700 Newport Center Drive, Newport Beach, California 92660.

Item 33. Management Services

Not applicable

Item 34. Fee Representation

REPRESENTATION PURSUANT TO SECTION 26(e) OF THE INVESTMENT COMPANY ACT OF 1940: Pacific Life & Annuity Company and Registrant represent that the fees and charges to be deducted under the Variable Life Insurance Policy described in the prospectus contained in this registration statement are, in the aggregate, reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed in connection with the Contract.

SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Pacific Select Exec Separate Account of Pacific Life & Annuity Company, certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485 (b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 18 to the Registration Statement on Form N-6 to be signed on its behalf by the undersigned thereunto duly authorized in the City of Newport Beach, and State of California, on this 1st day of August, 2005.

PACIFIC SELECT EXEC SEPARATE ACCOUNT
(Registrant)

BY:	PACIFIC LIFE & ANNUITY COMPANY
(Depositor)

By:

Thomas C. Sutton*
Chief Executive Officer

*By:	/s/ DAVID R. CARMICHAEL

David R. Carmichael
as attorney-in-fact

(Powers of Attorney are contained as Exhibit 9 in Post Effective Amendment No. 8 to the Registration Statement on Form S-6 for the Pacific Select Exec Separate Account, File No. 333-80825, Accession No. 0001017062-02-000726, and incorporated by reference herein.)

SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, Pacific Life & Annuity Company certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485 (b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 18 to the Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized all in the City of Newport Beach, and State of California, on this 1st day of August, 2005.

BY: PACIFIC LIFE & ANNUITY COMPANY
(Registrant)

By:

Thomas C. Sutton*
Chief Executive Officer

*By:	/s/ DAVID R. CARMICHAEL

David R. Carmichael
as attorney-in-fact

(Powers of Attorney are contained as Exhibit 9 in Post-Effective Amendment No. 8 to the Registration Statement on Form S-6 for the Pacific Select Exec Separate Account, File No. 333-80825, Accession No. 0001017062-02-000726, and incorporated by reference herein.)

SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 18 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

Thomas C. Sutton*	Director, Chairman of the Board and Chief Executive Officer	, 2005

Glenn S. Schafer*	Director and Vice Chairman	, 2005

Khanh T. Tran*	Director, Executive Vice President and Chief Financial Officer	, 2005

David R. Carmichael*	Director, Senior Vice President and General Counsel	, 2005

Audrey L. Milfs*	Director, Vice President and Corporate Secretary	, 2005

James T. Morris*	Executive Vice President and Chief Insurance Officer	, 2005

Brian D. Klemens*	Vice President and Treasurer	, 2005

*By:	/s/ DAVID R. CARMICHAEL	August 1, 2005

David R. Carmichael
as attorney-in-fact

(Powers of Attorney are contained as Exhibit 9 in Post-Effective Amendment No. 8 to the Registration Statement on Form S-6 of Pacific Select Exec Separate Account, File No. 333-80825, Accession No. 0001017062-02-000726, and incorporated by reference herein.)